Guggenheim Macro Opportunities Fund
Guggenheim Macro Opportunities Fund
INVESTMENT OBJECTIVE
The Guggenheim Macro Opportunities Fund seeks to provide total return, comprised of current income and capital appreciation.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Family of Funds, as defined on page 91 of the Fund’s prospectus. More information about these and other discounts is available from your financial professional and in the “Sales Charges—Class A Shares” section on page 58 of the Fund’s prospectus and the “How to Purchase Shares” section on page 48 of the Fund’s Statement of Additional Information.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Guggenheim Macro Opportunities Fund	Class A	Class C	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	none	1.00%	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Guggenheim Macro Opportunities Fund		Class A	Class C	Institutional Class
Management Fees	[1]	0.92%	0.92%	0.92%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses of the Subsidiary	[2]	none	none	none
Other Expenses		0.42%	0.40%	0.34%
Interest and Other Related Expenses		0.13%	0.14%	0.14%
Remaining Other Expenses		0.29%	0.26%	0.20%
Total Annual Fund Operating Expenses		1.59%	2.32%	1.26%
Fee Waiver (and/or expense reimbursement)	[3]	(0.18%)	(0.17%)	(0.17%)
Total Annual Fund Operating Expenses After Fee Waiver (and/or expense reimbursement)		1.41%	2.15%	1.09%
[1]	Management Fees includes fees of the Fund and the Subsidiary. Management fees have been restated to reflect current fees.
[2]	Other Expenses of the Subsidiary are estimated to be less than 0.01% for the current year.
[3]	The Investment Manager has contractually agreed through February 1, 2015 to waive fees to the extent necessary to limit the ordinary operating expenses (including distribution (12b-1) fees, but exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) ("Operating Expenses") of the Fund to the annual percentage of average daily net assets for each class of shares as follows: Class A-1.36%, Class C-2.11% and Institutional-0.95%. The Investment Manager has also contractually agreed to waive the management fee it receives from the Fund in any amount equal to the management fee paid to the Investment Manager by the Subsidiary. This undertaking will continue for so long as the Fund invests in the Subsidiary, and may be terminated only with the approval of the Fund's Board of Trustees. The Fund may have "Total Annual Fund Operating Expenses After Fee Waiver" greater than the expense cap as a result of any acquired fund fees and expenses or other expenses that are excluded from the calculation. The Investment Manager is entitled to reimbursement by the Fund of fees waived during any of the previous 36 months beginning on the date of the expense limitation agreement. The agreement will expire when it reaches its termination or when the investment adviser ceases to serve as such (subject to recoupment rights) and it can be terminated by the Fund's Board of Trustees, subject to the recoupment rights of the Investment Manager.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although the actual costs may be higher or lower, based on these assumptions your cost would be:

Redeemed
Expense Example Guggenheim Macro Opportunities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	612	936	1,283	2,260
Class C	318	708	1,225	2,643
Institutional Class	111	383	675	1,508

Not Redeemed
Expense Example, No Redemption Guggenheim Macro Opportunities Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	612	936	1,283	2,260
Class C	218	708	1,225	2,643
Institutional Class	111	383	675	1,508

The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.
PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 84% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will seek to achieve its investment objective by investing in a wide range of fixed income and other debt and equity securities selected from a variety of sectors and credit qualities, principally, corporate bonds, participations in and assignments of syndicated bank loans, asset-backed securities (including mortgage-backed securities and structured finance investments), U.S. government and agency securities (including those not backed by the full faith and credit of the U.S. government), mezzanine and preferred securities, commercial paper, zero-coupon bonds, municipal securities, non-registered or restricted securities (consisting of securities originally issued in reliance on Rule 144A and Regulation S), step-up securities (such as step-up bonds) and convertible securities, and in common stocks and other equity investments that Guggenheim Investments, the Fund’s Investment Manager, believes offer attractive yield and/or capital appreciation potential. The Investment Manager may employ a strategy of writing (selling) covered call and put options on such equity securities.

While the Fund will principally invest in securities listed, traded or dealt in developed markets, it may also invest without limitation in securities listed, traded or dealt in other countries, including emerging markets countries. Such securities may be denominated in foreign currencies. The Fund may hold securities of any duration or maturity. Securities in which the Fund may invest may pay fixed or variable rates of interest. The Fund may invest in a variety of investment vehicles, principally closed-end funds, exchange-traded funds (“ETFs”) and other mutual funds.

The Fund may also invest in commodities (such as precious metals), commodity-linked notes and other commodity-linked derivative instruments, such as swaps, options, or forward contracts based on the value of commodities or commodities indices and commodity futures. The Fund may gain exposure to such commodity instruments by investing a portion of the Fund’s total assets in a wholly-owned subsidiary, which is organized as a limited company under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary primarily obtains its commodities exposure by investing in commodities, commodity-linked notes, and commodity-linked derivative instruments. The Subsidiary’s investments in such instruments are subject to limits on leverage imposed by the Investment Company Act of 1940 (“1940 Act”). The Fund must maintain no more than 25% of its total assets in the Subsidiary at the end of every quarter of its taxable year.

The Fund may use leverage to the extent permitted by applicable law by entering into reverse repurchase agreements and borrowing transactions (principally lines of credit) for investment purposes. The Fund also may engage, in repurchase agreements, forward commitments, short sales and securities lending and it may seek certain exposures through derivative transactions, including foreign exchange forward contracts, futures on securities, indices, currencies and other investments; options; interest rate swaps, cross-currency swaps, total return swaps; and credit default swaps, which may also create economic leverage in the Fund. The Fund may engage, without limit, in derivative transactions for speculative purposes to enhance total return, to seek to hedge against fluctuations in securities prices, interest rates or currency rates, to change the effective duration of its portfolio, to manage certain investment risks and/or as a substitute for the purchase or sale of securities or currencies. The Fund may also, without limitation, seek to obtain exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs and or dollar rolls).

The Investment Manager will use a relative value-based investment philosophy, which utilizes quantitative and qualitative analysis to seek to identify securities or spreads between securities that deviate from their perceived fair value and/or historical norms. The Investment Manager seeks to combine a credit managed fixed-income portfolio with access to a diversified pool of alternative investments and equity strategies. The Investment Manager’s investment philosophy is predicated upon the belief that thorough research and independent thought are rewarded with performance that has the potential to outperform benchmark indexes with both lower volatility and lower correlation of returns as compared to such benchmark indexes.

The Investment Manager may determine to sell a security for several reasons including the following: (1) to adjust the portfolio’s average maturity, or to shift assets into or out of higher-yielding securities; (2) if a security’s credit rating has been changed or for other credit reasons; (3) to meet redemption requests; (4) to take gains; or (5) due to relative value. The Fund may hold, without limit, fixed income securities of any quality, rated or unrated, including, those that are rated below investment grade, or, if unrated, determined to be of comparable quality (also known as “high yield securities” or “junk bonds”) and defaulted securities. If nationally recognized statistical rating organizations assign different ratings to the same security, the Fund will use the higher rating for purposes of determining the security’s credit quality. Under adverse market conditions (for example, in the event of credit events, where it is deemed opportune to preserve gains, or to preserve the relative value of investments), the Fund can make temporary defensive investments and may not be able to pursue its objective.

PRINCIPAL RISKS

The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Fund are listed below.

Asset-Backed and Mortgage-Backed Securities Risk—Investors in asset-backed securities, including mortgage-backed securities and structured finance investments, generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, making their prices very volatile and they are subject to liquidity risk.

Commercial Paper Risk—A Fund may invest in commercial paper, which is an unsecured promissory note that generally has a maturity date between one and 270 days and is issued by a U.S. or foreign entity. Such investments are usually discounted from their value at maturity. Commercial paper can be fixed-rate or variable rate. Commercial paper can be affected by changes in interest rate and the creditworthiness of the issuer.

Commodities Risk—The commodities industries can be significantly affected by the level and volatility of commodity prices; world events including international monetary and political developments; import controls and worldwide competition; exploration and production spending; and tax and other government regulations and economic conditions.

Commodity-Linked Investing—Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures and their value may be affected by the performance of the overall commodities markets as well as weather, tax, and other regulatory developments.

Convertible Securities Risk—Convertible securities may be subordinate to other securities. The total return for a convertible security depends, in part, upon the performance of the underlying security into which it can be converted. The value of convertible securities tends to decline as interest rates increase. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

Credit Risk—The Fund could lose money if the issuer of a bond or a counterparty to a derivatives transaction or other transaction is unable to repay interest and principal on time or defaults. The issuer of a bond could also suffer a decrease in quality rating, which would affect the volatility of the price and liquidity of the bond.

Currency Risk—Indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, which would cause a decline in the U.S. value of the holdings of the Fund. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political, economic and tax developments in the U.S. or abroad.

Derivatives Risk—Derivatives may pose risks in addition to and greater than those associated with investing directly in securities or other investments, including risks relating to leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, high price volatility, lack of availability, counterparty credit, liquidity, valuation and legal restrictions. Their use is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Manager is incorrect about its expectations of market conditions, the use of derivatives could also result in a loss, which in some cases may be unlimited.

Emerging Markets Risk—Investments in emerging markets securities are generally subject to a greater level of those risks associated with investing in foreign securities, as emerging markets are considered less developed and developing countries. Furthermore, investments in emerging market countries are generally subject to additional risks, including trading on smaller markets, having lower volumes of trading, and being subject to lower levels of government regulation and less extensive accounting, financial and other reporting requirements.

Equity Securities Risk—Equity securities include common stocks and other equity securities (and securities convertible into stocks), and the prices of equity securities fluctuate in value more than other investments. They reflect changes in the issuing company’s financial condition and changes in the overall market. Common stocks generally represent the riskiest investment in a company. The Fund may lose a substantial part, or even all, of its investment in a company’s stock. Growth stocks may be more volatile than value stocks.

Foreign Securities Risk—Foreign securities carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

High Yield and Unrated Securities Risk—High yield, below investment grade and unrated high risk debt securities may present additional risk because these securities may be less liquid and present more credit risk than investment grade bonds. The price of high yield securities tends to be subject to greater volatility due to issuer-specific operating results and outlook and to real or perceived adverse economic and competitive industry conditions.

Interest Rate Risk—Investments in fixed-income securities are subject to the possibility that interest rates could rise sharply, causing the value of the Fund’s securities and share price to decline. Fixed-income securities with longer durations are subject to more volatility than those with shorter durations.

Investment in Investment Vehicles Risk—Investing in other investment vehicles, including ETFs, closed-end funds and other mutual funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses.

Investments in Loans Risk—Investments in loans involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. Loans may be difficult to value and some can be subject to liquidity risk.

Investment in the Subsidiary Risk—The Subsidiary, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the Fund because the Subsidiary is not registered under the 1940 Act. The Fund is exposed to the risks of the Subsidiary’s investments, which are exposed to the risks of investing in the commodities markets. The Fund also will incur its pro rata share of the expenses of the Subsidiary. In addition, changes in the laws of the United States or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Leverage Risk—The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if it had not been leveraged.

Liquidity and Valuation Risk—In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price, or the price at which it has been valued by the Investment Manager for purposes of the Fund’s net asset value, causing the Fund to be less liquid and unable to realize what the Investment Manager believes should be the price of the investment.

Management Risk—The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will be successful. Furthermore, active trading that can accompany active management, also called “high turnover,” may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund.

Market Risk—The market value of the securities held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions. Moreover, changing economic, political or financial market conditions in one country or geographic region could adversely impact the market value of the securities held by the Fund in a different country or geographic region.

Municipal Securities Risk—Municipal securities may be subject to credit, interest and prepayment risks. In addition, municipal securities can be affected by unfavorable legislative or political developments and adverse changes in the economic and fiscal conditions of state and municipal issuers or the federal government in case it provides financial support to such issuers. Certain sectors of the municipal bond market have special risks that can affect them more significantly than the market as a whole. Because many municipal instruments are issued to finance similar projects, conditions in these industries can significantly affect the overall municipal market. Municipal securities that are insured by an insurer may be adversely affected by developments relevant to that particular insurer, or more general developments relevant to the market as a whole. Municipal securities can be difficult to value and be less liquid than other investments, which may affect performance.

Non-Diversification Risk—The Fund is considered non-diversified because it invests a large portion of its assets in a small number of issuers. As a result, the Fund is more susceptible to risks associated with those issuers than a more diversified portfolio, and its performance may be more volatile.

Preferred Securities Risk—A company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.

Prepayment Risk—Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, because issuers of the securities may be able to prepay the principal due on the securities, and may offer a greater potential for income loss when interest rates rise.

Real Estate Securities Risk—The Fund may invest in securities of real estate companies and companies related to the real estate industry, including real estate investment trusts (“REITs”), which are subject to the same risks as direct investments in real estate. The real estate industry is particularly sensitive to economic downturns.

Regulatory and Legal Risk—U.S. and other regulators and governmental agencies may implement additional regulations and legislators may pass new laws that affect the investments held by the Fund, the strategies used by the Fund or the level of regulation or taxation applying to the Fund (such as regulations related to investments in derivatives). These may impact the investment strategies, performance, costs and operations of the Fund or taxation of shareholders.

Repurchase Agreement and Reverse Repurchase Agreement Risk—In the event of the insolvency of the counterparty to a repurchase agreement or reverse repurchase agreement, recovery of the repurchase price owed to the Fund or, in the case of a reverse repurchase agreement, the securities sold by the Fund, may be delayed. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. If the Fund reinvests the proceeds of a reverse repurchase agreement at a rate lower than the cost of the agreement, entering into the agreement will lower the Fund’s yield.

Restricted Securities Risk—Restricted securities generally cannot be sold to the public and may involve a high degree of business, financial and liquidity risk, which may result in substantial losses to the Fund.

Securities Lending Risk—Securities lending involves a risk that the borrower may fail to return the securities or deliver the proper amount of collateral, which may result in a loss to the Fund. In the event of bankruptcy of the borrower, the Fund could experience losses or delays in recovering the loaned securities.

Short Sales Risk—Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions also may affect the Fund’s ability to engage in short selling.

Special Situations/Securities in Default Risk—Investments in the securities and debt of distressed issuers or issuers in default involves far greater risk than investing in issuers whose debt obligations are being met and whose debt trade at or close to its “par” or full value because the investments are highly speculative with respect to the issuer’s ability to make interest payments and/or to pay its principal obligations in full.

Tax Risk—The Fund will seek to gain exposure to the global commodities markets by investing in the Subsidiary. The character, timing, or amount that the Fund will pay in taxes may be affected by the Fund’s investment in the Subsidiary. Future legislation, Treasury regulations and/or guidance issued by the IRS may also affect whether income derived from the Fund’s investments in the Subsidiary is considered qualifying income.

PERFORMANCE INFORMATION

The following chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class A share performance from year to year and by showing how the Fund’s average annual returns for the one year and since inception periods have compared to those of a broad measure of market performance. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.guggenheiminvestments.com by calling 800.820.0888.

The bar chart does not reflect the impact of the sales charge applicable to Class A shares which, if reflected, would lower the returns shown.

Highest Quarter Return	Lowest Quarter Return
1Q 2012 5.20%	2Q 2013 -2.24%

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2013)

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Class A only. After-tax returns for Class C and Institutional class will vary.

Average Annual Total Returns Guggenheim Macro Opportunities Fund	Label	1 Year	Since Inception	Inception Date
Class A	Return Before Taxes	(1.13%)	6.16%	Nov. 30, 2011
Class A Return After Taxes on Distributions	Return After Taxes on Distributions	(3.26%)	4.05%	Nov. 30, 2011
Class A Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	(0.66%)	3.86%	Nov. 30, 2011
Class C	Return Before Taxes	2.08%	7.91%	Nov. 30, 2011
Institutional Class	Return Before Taxes	4.18%	9.07%	Nov. 30, 2011
Bank of America Merrill Lynch 3-Month Treasury Bill Index	reflects no deductions for fees, expenses or taxes	0.07%	0.09%	Nov. 30, 2011